CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
NON-CURRENT ASSETS
Intangible assets	$ 2,748.7	$ 2,755.9
Goodwill	2,270.0	2,242.4
Property, plant and equipment	441.9	361.9
Right-of-use assets	317.1	183.6
Non-current financial assets	9.2	8.9
Other non-current assets	73.5	61.0
Deferred tax assets	161.7	108.7
TOTAL NON-CURRENT ASSETS	6,022.1	5,722.4
CURRENT ASSETS
Inventories	1,099.6	912.5
Accounts receivable, net	599.8	675.4
Prepaid expenses and other receivables	162.3	173.3
Current tax assets	6.6	9.5
Cash and cash equivalents	483.4	402.0
TOTAL CURRENT ASSETS	2,351.7	2,172.7
TOTAL ASSETS	8,373.8	7,895.1
EQUITY (DEFICIT)
Share capital	642.2	642.2
Reserves	(10.6)	(3.1)
Accumulated Deficit And Other	(791.8)	(713.0)
Equity (deficit) attributable to equity holders of the parent company	(160.2)	(73.9)
Non-controlling interests	3.4
TOTAL EQUITY (DEFICIT)	(156.8)	(73.9)
LONG-TERM LIABILITIES
Lease liabilities	250.4	133.0
Loans from financial institutions	1,863.4	1,792.2
Loans from related parties	4,077.0	4,039.0
Defined benefit pension liabilities	23.9	31.8
Other liabilities	29.4	11.9
Provisions	5.5	5.6
Long-term tax liabilities	32.1	20.8
Deferred tax liabilities	675.0	655.3
TOTAL LONG-TERM LIABILITIES	6,956.7	6,689.6
CURRENT LIABILITIES
Interest-bearing liabilities	381.0	208.3
Lease liabilities	89.4	63.5
Accounts payable	426.5	435.6
Other liabilities	567.5	498.8
Provisions	29.9	32.2
Current tax liabilities	79.6	41.0
TOTAL CURRENT LIABILITIES	1,573.9	1,279.4
TOTAL LIABILITIES	8,530.6	7,969.0
TOTAL SHAREHOLDERS' EQUITY (DEFICIT) AND LIABILITIES	$ 8,373.8	$ 7,895.1